PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92.7%
Basic Materials : 6.9%
485,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 509,563
0.4
300,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 311,908
0.2
150,000
(1)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 134,445
0.1
395,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 374,335
0.3
200,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 177,296
0.1
380,000
(1)
Coeur Mining, Inc.,
5.125%,
02/15/2029 356,572
0.3
450,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 382,996
0.3
368,000
(1)
Constellium SE,
5.625%,
06/15/2028 360,519
0.3
245,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 239,870
0.2
590,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 577,693
0.5
390,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 393,517
0.3
436,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 417,524
0.3
454,000
(1)(2)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 373,725
0.3
315,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 298,492
0.2
500,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 497,344
0.4
285,000
(1)
NOVA Chemicals Corp.,
8.500%,
11/15/2028 302,778
0.2
135,000
(1)
Novelis Corp., 3.250%,
11/15/2026 127,169
0.1
350,000
(1)
Novelis Corp., 3.875%,
08/15/2031 303,350
0.2
135,000
(1)
Novelis Corp., 4.750%,
01/30/2030 125,371
0.1
375,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 343,932
0.3
200,000
(1)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 182,184
0.1
205,000
(1)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 187,360
0.2
200,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 200,993
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
480,000
(1)
SPCM SA, 3.125%,
03/15/2027 $ 442,043
0.3
490,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 192,016
0.2
555,000
(1)
Tronox, Inc., 4.625%,
03/15/2029 501,589
0.4
545,000
(1)
WR Grace Holdings
LLC, 5.625%,
08/15/2029 502,899
0.4
8,817,483
6.9
Communications : 11.4%
300,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 177,750
0.1
975,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 826,153
0.6
725,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 584,420
0.5
540,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 505,292
0.4
560,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 538,135
0.4
215,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 213,066
0.2
440,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 425,045
0.3
1,100,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 959,327
0.7
750,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 706,066
0.5
720,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 706,640
0.5
370,000
(1)
GCI LLC, 4.750%,
10/15/2028 338,065
0.3
610,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 346,295
0.3
390,000
(1)
Gray Television, Inc.,
7.000%,
05/15/2027 359,427
0.3
585,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 308,587
0.2
635,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 632,088
0.5

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
655,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 $ 613,621
0.5
385,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 374,704
0.3
350,000
(1)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 315,676
0.2
319,000
(3)
Paramount Global,
6.250%,
02/28/2057 260,362
0.2
770,000
(1)(4)
Scripps Escrow, Inc.,
5.875%,
07/15/2027 466,039
0.4
205,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 193,056
0.2
1,035,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 991,738
0.8
465,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 429,864
0.3
200,000
(1)
Telecom Italia Capital
SA, 6.000%,
09/30/2034 189,520
0.1
220,000
(1)
Telecom Italia Capital
SA, 6.375%,
11/15/2033 215,488
0.2
335,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 338,276
0.3
140,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 117,808
0.1
675,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 646,864
0.5
200,000
(1)
Univision
Communications, Inc.,
8.000%,
08/15/2028 195,227
0.2
275,000
(1)(4)
Viasat, Inc., 6.500%,
07/15/2028 208,460
0.2
215,000
(1)
Viasat, Inc., 7.500%,
05/30/2031 143,091
0.1
360,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 304,567
0.2
651,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 579,840
0.5
417,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 352,257
0.3
14,562,814
11.4
Consumer, Cyclical : 19.0%
315,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 306,616
0.2
235,000
(1)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 245,495
0.2
350,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 345,469
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
380,000
(1)(4)
Amer Sports Co.,
6.750%,
02/16/2031 $ 378,756
0.3
440,000
(1)(4)
American Airlines, Inc.,
7.250%,
02/15/2028 440,748
0.3
153,333
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 152,112
0.1
310,000
(1)
Arko Corp., 5.125%,
11/15/2029 270,119
0.2
315,000
(4)
Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 298,855
0.2
266,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 246,819
0.2
380,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 342,775
0.3
390,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 388,665
0.3
93,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 96,274
0.1
365,000
(1)(2)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 356,197
0.3
310,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 309,296
0.2
485,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 444,983
0.3
490,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 500,930
0.4
300,000
(1)
Carnival Corp., 4.000%,
08/01/2028 282,094
0.2
635,000
(1)
Carnival Corp., 6.000%,
05/01/2029 627,662
0.5
765,000
(1)(2)
Carvana Co., 12.000%
(PIK Rate 12.000%,
Cash Rate 0.000%),
12/01/2028 823,290
0.6
495,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 491,629
0.4
390,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 399,754
0.3
385,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 361,729
0.3
385,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 342,094
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
103,000
(1)
Gap, Inc., 3.625%,
10/01/2029 $ 89,263
0.1
347,000
(1)
Gap, Inc., 3.875%,
10/01/2031 290,033
0.2
370,000
(1)
Gates Corp., 6.875%,
07/01/2029 376,915
0.3
436,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 426,870
0.3
435,000
(1)
Interface, Inc., 5.500%,
12/01/2028 410,129
0.3
657,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 636,124
0.5
550,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 514,902
0.4
400,000
(1)
Lithia Motors, Inc.,
4.375%,
01/15/2031 356,554
0.3
85,000  M/I Homes, Inc.,
3.950%,
02/15/2030 75,870
0.1
250,000  M/I Homes, Inc.,
4.950%,
02/01/2028 241,305
0.2
170,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 147,068
0.1
255,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 243,787
0.2
208,000
(1)(4)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 201,370
0.1
472,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 424,739
0.3
230,000  MGM Resorts
International, 4.625%,
09/01/2026 224,666
0.2
225,000  MGM Resorts
International, 4.750%,
10/15/2028 214,354
0.2
110,000  MGM Resorts
International, 6.500%,
04/15/2032 109,564
0.1
655,000
(1)
Michaels Cos., Inc.,
5.250%,
05/01/2028 524,745
0.4
285,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 270,390
0.2
125,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 124,132
0.1
130,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 128,613
0.1
215,000
(1)
NCL Corp. Ltd.,
7.750%,
02/15/2029 223,681
0.2
85,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 88,889
0.1
270,000
(1)(4)
NCL Finance Ltd.,
6.125%,
03/15/2028 266,845
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
400,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 $ 432,515
0.3
270,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 282,314
0.2
1,280,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 1,261,212
1.0
395,000  Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 390,589
0.3
500,000  Sands China Ltd.,
5.125%,
08/08/2025 496,478
0.4
405,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 395,072
0.3
455,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 457,638
0.3
206,480
(1)
Staples, Inc., 12.750%,
01/15/2030 160,849
0.1
530,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 499,199
0.4
330,000
(1)
STL Holding Co. LLC,
8.750%,
02/15/2029 344,773
0.3
351,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 294,524
0.2
69,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 62,310
0.0
465,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 462,414
0.4
220,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 212,777
0.2
860,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 851,640
0.7
100,000
(1)
Viking Cruises Ltd.,
7.000%,
02/15/2029 100,608
0.1
430,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 338,353
0.3
385,000
(4)
Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 302,792
0.2
485,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 468,433
0.4
500,000
(1)
William Carter Co.,
5.625%,
03/15/2027 493,541
0.4
545,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 531,961
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
200,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 $ 197,625
0.1
330,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 336,668
0.3
24,437,454
19.0
Consumer, Non-cyclical : 19.6%
395,000
(1)(4)
1375209 BC Ltd.,
9.000%,
01/30/2028 380,318
0.3
490,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 479,807
0.4
380,000
(1)
AdaptHealth LLC,
4.625%,
08/01/2029 329,681
0.3
495,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 456,877
0.4
300,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 285,096
0.2
185,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 166,563
0.1
370,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 365,994
0.3
450,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 410,973
0.3
300,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 273,646
0.2
375,000
(1)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 348,326
0.3
185,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 168,581
0.1
205,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 191,512
0.1
635,000
(1)(4)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 629,484
0.5
440,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 329,800
0.3
325,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 270,928
0.2
447,906  Bausch Lomb, 8.563%,
05/05/2027 443,800
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
430,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 $ 441,089
0.3
185,000
(1)
Brink's Co., 6.500%,
06/15/2029 187,095
0.1
185,000
(1)
Brink's Co., 6.750%,
06/15/2032 186,526
0.1
509,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 471,839
0.4
400,000
(1)
Chobani LLC / Chobani
Finance Corp., Inc.,
7.625%,
07/01/2029 412,462
0.3
840,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 693,346
0.5
655,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 610,533
0.5
515,000  Cimpress PLC, 7.000%,
06/15/2026 515,126
0.4
145,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 147,089
0.1
480,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 490,710
0.4
325,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 337,551
0.3
160,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 136,636
0.1
605,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 547,204
0.4
550,000  Encompass Health
Corp., 4.750%,
02/01/2030 515,007
0.4
410,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 424,013
0.3
120,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 114,816
0.1
445,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 406,428
0.3
437,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 434,018
0.3
466,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 433,023
0.3
470,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 481,122
0.4
380,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 350,233
0.3
340,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 324,735
0.3
110,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 111,382
0.1
345,000
(1)(4)
ModivCare, Inc.,
5.875%,
11/15/2025 350,068
0.3
510,000
(1)
MPH Acquisition
Holdings LLC, 5.500%,
09/01/2028 385,618
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
430,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 $ 398,757
0.3
264,000  New Albertsons L.P.,
7.450%,
08/01/2029 278,456
0.2
614,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 552,073
0.4
200,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 205,751
0.2
505,000
(1)
Owens & Minor, Inc.,
6.625%,
04/01/2030 459,617
0.4
200,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 193,618
0.1
390,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 358,622
0.3
600,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 591,214
0.5
690,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 680,628
0.5
415,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 382,657
0.3
385,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 387,212
0.3
380,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 334,495
0.3
335,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 335,916
0.3
375,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 394,180
0.3
345,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 325,573
0.3
435,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 426,084
0.3
580,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 577,538
0.4
570,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 566,864
0.4
431,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 416,066
0.3
350,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 316,311
0.2
365,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 354,078
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
70,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 $ 69,521
0.1
485,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 494,085
0.4
450,000
(1)
Wand NewCo 3, Inc.,
7.625%,
01/30/2032 465,137
0.4
210,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 198,759
0.2
395,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 394,799
0.3
25,197,066
19.6
Energy : 10.7%
290,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 281,314
0.2
350,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 347,392
0.3
365,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 361,831
0.3
190,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 190,916
0.1
465,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 454,776
0.4
105,000
(1)
Baytex Energy Corp.,
7.375%,
03/15/2032 106,781
0.1
430,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 450,057
0.3
486,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 486,275
0.4
445,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 453,849
0.4
270,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 266,855
0.2
315,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 324,417
0.3
150,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 138,698
0.1
265,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 241,544
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
540,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 $ 552,633
0.4
500,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 509,950
0.4
105,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.750%,
05/01/2031 109,569
0.1
470,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 477,553
0.4
225,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 225,194
0.2
360,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 370,293
0.3
240,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 232,419
0.2
255,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 246,489
0.2
255,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 244,337
0.2
445,000
(1)(4)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 438,786
0.3
430,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 441,125
0.3
105,000
(1)
Matador Resources Co.,
6.500%,
04/15/2032 105,086
0.1
525,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 533,530
0.4
410,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 411,115
0.3
425,000  Murphy Oil Corp.,
6.375%,
07/15/2028 428,614
0.3
315,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.125%,
02/15/2029 321,198
0.2
210,000
(1)
NGL Energy Operating
LLC / NGL Energy
Finance Corp., 8.375%,
02/15/2032 213,400
0.2
305,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 300,520
0.2
570,000  Southwestern
Energy Co., 5.375%,
02/01/2029 554,415
0.4
75,000  Southwestern
Energy Co., 5.700%,
01/23/2025 74,938
0.1
105,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 107,687
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
170,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 $ 159,115
0.1
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 361,005
0.3
200,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 210,068
0.2
270,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 285,250
0.2
273,375
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 273,244
0.2
55,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 56,820
0.0
445,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 399,619
0.3
505,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 520,659
0.4
450,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 467,089
0.4
13,736,425
10.7
Financial : 8.1%
215,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 215,314
0.2
215,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 217,403
0.2
285,000  Ally Financial, Inc.,
5.750%,
11/20/2025 283,336
0.2
200,000  Ally Financial, Inc.,
6.700%,
02/14/2033 198,958
0.2
200,000
(1)
Ardonagh Finco Ltd.,
7.750%,
02/15/2031 197,878
0.2
200,000
(1)
Ardonagh Group
Finance Ltd., 8.875%,
02/15/2032 195,521
0.2
450,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 434,172
0.3
485,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 452,977
0.4
393,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 386,282
0.3
360,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 356,774
0.3
410,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 396,365
0.3
250,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 269,196
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
100,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 $ 97,435
0.1
100,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 94,814
0.1
410,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 379,058
0.3
214,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 185,545
0.1
380,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 359,777
0.3
360,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 261,660
0.2
420,000
(4)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 347,268
0.3
320,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 313,534
0.2
505,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 463,522
0.4
210,000
(4)
Navient Corp., 4.875%,
03/15/2028 192,948
0.1
185,000  Navient Corp., 5.000%,
03/15/2027 176,792
0.1
175,000  Navient Corp., 6.750%,
06/25/2025 175,066
0.1
200,000  OneMain Finance
Corp., 4.000%,
09/15/2030 171,836
0.1
470,000  OneMain Finance
Corp., 5.375%,
11/15/2029 441,154
0.3
160,000  OneMain Finance
Corp., 7.125%,
03/15/2026 162,711
0.1
450,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 455,492
0.4
465,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 470,931
0.4
335,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 287,213
0.2
110,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 110,098
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
500,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 $ 517,425
0.4
200,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 190,349
0.1
65,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 64,579
0.0
540,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 527,655
0.4
390,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 392,196
0.3
10,443,234
8.1
Industrial : 12.3%
365,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 372,405
0.3
310,000
(1)
AmeriTex HoldCo
Intermediate LLC,
10.250%,
10/15/2028 326,843
0.3
400,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 338,948
0.3
235,000
(1)(4)
Bombardier, Inc.,
7.000%,
06/01/2032 238,558
0.2
270,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 280,077
0.2
227,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 227,720
0.2
115,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 124,434
0.1
480,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 475,148
0.4
65,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 64,290
0.0
423,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 407,728
0.3
445,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 460,404
0.4
395,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 396,379
0.3
520,000
(1)
Clydesdale Acquisition
Holdings, Inc., 8.750%,
04/15/2030 509,600
0.4
505,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 509,571
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
575,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 $ 538,835
0.4
554,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 537,677
0.4
250,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.000%,
05/01/2031 255,674
0.2
460,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 427,887
0.3
270,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 249,068
0.2
190,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 179,654
0.1
196,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 192,467
0.1
475,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 449,218
0.3
550,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 514,617
0.4
225,000
(1)(2)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 215,550
0.2
355,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 344,126
0.3
450,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 419,107
0.3
315,000
(1)
Masterbrand, Inc.,
7.000%,
07/15/2032 318,772
0.2
455,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 463,415
0.4
635,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 634,692
0.5
208,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 202,383
0.2
470,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 442,372
0.3
65,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 64,784
0.0
245,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 244,647
0.2
170,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 171,521
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
520,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 $ 453,611
0.4
490,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 520,373
0.4
375,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 316,358
0.2
225,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 203,479
0.2
365,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 352,264
0.3
338,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 338,988
0.3
500,000
(1)
TK Elevator Holdco
GmbH, 7.625%,
07/15/2028 496,709
0.4
435,000  TransDigm, Inc.,
4.625%,
01/15/2029 406,246
0.3
395,000  TransDigm, Inc.,
5.500%,
11/15/2027 388,213
0.3
320,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 323,619
0.3
405,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 375,533
0.3
15,773,964
12.3
Technology : 2.9%
910,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 874,564
0.7
150,000  Cotiviti Hld, 8.574%,
04/30/2031 150,070
0.1
290,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 287,308
0.2
195,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 175,220
0.1
375,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 384,675
0.3
430,000
(1)
NCR Atleos Escrow
Corp., 9.500%,
04/01/2029 465,112
0.4
220,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 197,419
0.1
410,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 370,060
0.3
460,000
(1)
UKG, Inc., 6.875%,
02/01/2031 466,090
0.4
399,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 367,573
0.3
3,738,091
2.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 1.8%
280,000
(1)
Calpine Corp., 4.500%,
02/15/2028 $ 266,257
0.2
220,000
(1)
Calpine Corp., 5.000%,
02/01/2031 205,464
0.2
360,000
(1)
Calpine Corp., 5.125%,
03/15/2028 346,499
0.3
60,000
(1)
Calpine Corp., 5.250%,
06/01/2026 59,387
0.0
365,000  TransAlta Corp.,
7.750%,
11/15/2029 381,152
0.3
230,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 214,315
0.2
410,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 404,609
0.3
185,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 182,032
0.1
270,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 281,387
0.2
2,341,102
1.8
Total Corporate Bonds/
Notes
(Cost $116,232,874)
119,047,633
92.7
BANK LOANS : 3.4%
Consumer, Cyclical : 0.5%
375,000
(5)
American Greetings
Corp.,
10/23/2029 377,679
0.3
375,000
(5)
Petco Animal Supplies
Inc.,
02/25/2028 347,062
0.2
724,741
0.5
Consumer, Non-Cyclical : 0.3%
373,438  Kuehg Corp., Term
Loan B, 9.823%,
(TSFR3M+4.500%),
06/12/2030 375,334
0.3
Energy : 0.6%
450,000
(5)
Epic Ygrade,
06/29/2029 450,422
0.3
375,000  Goodnight Water
Solutions Holdings,
LLC, 10.572%,
05/31/2029 374,063
0.3
824,485
0.6
Financial : 1.1%
375,000  Advisor Group,
Inc., 2023 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
08/16/2028 376,607
0.3
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
812,963  HUB International
Ltd, 2024 Term
Loan B, 8.840%,
(TSFR1M+3.500%),
06/20/2030 $ 815,620
0.6
187,500  Truist Financial,
2nd Lien Term
Loan, 10.060%,
(TSFR1M+3.500%),
03/31/2032 191,641
0.2
1,383,868
1.1
Industrial : 0.3%
375,000
(5)
Northstar Group
Services, Inc.,
05/08/2030 375,820
0.3
Technology : 0.6%
375,000  Cotiviti Corporation,
2024 Term
Loan, 8.571%,
(TSFR1M+3.500%),
02/22/2031 375,176
0.3
375,000  Nielsen Consumer
Inc., 2023 USD
Fifth Amendment
Incremental Term
Loan, 11.549%,
(TSFR3M+6.250%),
03/06/2028 376,875
0.3
752,051
0.6
Total Bank Loans
(Cost $4,387,928)
4,436,299
3.4
Total Long-Term
Investments
(Cost $120,620,802)
123,483,932
96.1
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.8%
Commercial Paper : 2.8%
600,000
AT&T, Inc.,
6.780
%,
07/09/2024 599,001
0.4
1,000,000  Duke Energy Co.,
11.040
%,
07/02/2024 999,397
0.8
1,000,000  Keurig Dr. Pepper, Inc.,
11.040
%,
07/02/2024 999,397
0.8
350,000  Sherwin-Williams Co.,
16.530
%,
07/01/2024 349,842
0.3
700,000
Walmart, Inc.,
16.090
%,
07/01/2024 699,693
0.5
Total Commercial Paper
(Cost $3,648,974)
3,647,330
2.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 2.9%
1,000,000
(6)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,000,446,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
08/08/24-04/20/74)
$ 1,000,000
0.8
1,000,000
(6)
CF Secured LLC,
Repurchase
Agreement dated
06/28/2024, 5.430%,
due 07/01/2024
(Repurchase
Amount $1,000,446,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
8.500%, Market Value
plus accrued interest
$1,020,000, due
04/30/27-04/20/72)
1,000,000
0.8
1,000,000
(6)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
06/28/2024, 5.350%,
due 07/01/2024
(Repurchase
Amount $1,000,440,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,020,041, due
07/11/24-07/01/54)
1,000,000
0.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
680,745
(6)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
06/28/2024, 5.320%,
due 07/01/2024
(Repurchase Amount
$681,043, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $694,360, due
07/05/24-05/20/54)
$ 680,745
0.5
Total Repurchase
Agreements
(Cost $3,680,745)
3,680,745
2.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.1%
105,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.220%
(Cost $105,000) $ 105,000 0.1
Total Short-Term
Investments
(Cost $7,434,719)
7,433,075
5.8
Total Investments in
Securities
(Cost $128,055,521) $ 130,917,007 101.9
Liabilities in Excess of
Other Assets
(2,503,593) (1.9)
Net Assets $ 128,413,414 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2024.
(4)
Security, or a portion of the security, is on loan.
(5)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of June 30, 2024.

PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (unaudited) (continued)

Voya VACS Series HYB Fund
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 119,047,633 $ — $ 119,047,633
Bank Loans — 4,436,299 — 4,436,299
Short-Term Investments 105,000 7,328,075 — 7,433,075
Total Investments, at fair value $ 105,000 $ 130,812,007 $ — $ 130,917,007
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,886,653
Gross Unrealized Depreciation (1,025,168)
Net Unrealized Appreciation $ 2,861,485